Credit risk - COVID-19 (Details) £ in Billions	Dec. 31, 2020 GBP (£) Complaints
Bounce Back Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	148,000
Loans and receivables | £	£ 4.0
Percentage Of Relevant Loan Book	19.00%
Coronavirus Business Interruption Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	2,000
Loans and receivables | £	£ 0.4
Percentage Of Relevant Loan Book	2.00%
Coronavirus Large Business Interruption Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	30
Loans and receivables | £	£ 0.2
Percentage Of Relevant Loan Book	3.00%
Mortgages
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	251,000
Loans and receivables | £	£ 37.1
Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	34,000
Loans and receivables | £	£ 0.2
Credit cards
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	32,000
Loans and receivables | £	£ 0.1
Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	54,000
Loans and receivables | £	£ 0.5
Business And Corporates
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	2,500
Loans and receivables | £	£ 2.4